Accounting policies (Additional Information) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) ¥ / $	Dec. 31, 2017 USD ($) ¥ / $	Dec. 31, 2016 ¥ / $	Dec. 31, 2016 $ / ¥	Dec. 31, 2017 ¥ / $	Dec. 31, 2017 $ / ¥
Accounts Receivable Additional Disclosures [Abstract]
Allowance for Doubtful Accounts Receivable, Current	$ 196	$ 196
Foreign currency translation
Balance sheet, excluding equity, foreign currency translation	6.89				6.53	1.00
Income and cash flow statement foreign currency translation	6.64	6.76	6.64	1.00